Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hennessy Funds Trust
Entity Central Index Key	0000891944
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Hennessy Cornerstone Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Investor Class
Trading Symbol	HFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.32%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Information Technology, Consumer Discretionary, and Health Care sectors contributed the most to performance.

•         Holdings in the Financials, Energy, and Real Estate sectors detracted the most from performance.

•         Stocks that contributed most to performance included Porch Group, Inc, Astronics Corp., and Brightspring Health Services.

•         Stocks that detracted most from performance included Nomad Foods, Ltd., Jeld-Wen Holding, Inc., and Root, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	2.18%	19.14%	10.13%
Russell 2000® Index	14.41%	11.50%	9.36%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 461,975,047
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 3,852,855
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$461,975,047
Number of Portfolio Holdings	51
Annual Portfolio Turnover	99%
Total Advisory Fee	$3,852,855

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	HICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Information Technology, Consumer Discretionary, and Health Care sectors contributed the most to performance.

•         Holdings in the Financials, Energy, and Real Estate sectors detracted the most from performance.

•         Stocks that contributed most to performance included Porch Group, Inc, Astronics Corp., and Brightspring Health Services.

•         Stocks that detracted most from performance included Nomad Foods, Ltd., Jeld-Wen Holding, Inc., and Root, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	2.53%	19.53%	10.49%
Russell 2000® Index	14.41%	11.50%	9.36%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 461,975,047
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 38,528.55
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$461,975,047
Number of Portfolio Holdings	51
Annual Portfolio Turnover	99%
Total Advisory Fee	$3,852,855

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Investor Class
Trading Symbol	HFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.48%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed both the Russell 3000® Index (the Fund’s primary benchmark) and the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

•         Holdings in the Communication Services, Financials, and Information Technology sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Health Care, and Industrials sectors detracted the most from performance.

•         Stocks that contributed most to performance included AST SpaceMobile, Inc., Brookfield Corp., and Markel Group, Inc.

•         Stocks that detracted most from performance included Cogent Communications Holdings, Inc., RH, and CarMax, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Focus Fund	32.82%	16.63%	11.21%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 592,142,632
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 5,079,156
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$592,142,632
Number of Portfolio Holdings	24
Annual Portfolio Turnover	1%
Total Advisory Fee	$5,079,156

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Institutional Class
Trading Symbol	HFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed both the Russell 3000® Index (the Fund’s primary benchmark) and the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

•         Holdings in the Communication Services, Financials, and Information Technology sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Health Care, and Industrials sectors detracted the most from performance.

•         Stocks that contributed most to performance included AST SpaceMobile, Inc., Brookfield Corp., and Markel Group, Inc.

•         Stocks that detracted most from performance included Cogent Communications Holdings, Inc., RH, and CarMax, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Focus Fund	33.34%	17.07%	11.63%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 592,142,632
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 5,079,156
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$592,142,632
Number of Portfolio Holdings	24
Annual Portfolio Turnover	1%
Total Advisory Fee	$5,079,156

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Investor Class
Trading Symbol	HFMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.34%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ending October 31, 2025, the Fund underperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Industrials, Utilities, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Communication Services, and Materials sectors detracted the most from performance.

•         Stocks that contributed most to performance included Dycom Industries, Inc., UGI Corp., and Brinker International, Inc.

•         Stocks that detracted most from performance included Herc Holdings, Inc, Newell Brands, Inc., and Graphic Packaging Holding Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	2.60%	22.69%	11.89%
Russell Midcap® Index	10.79%	12.33%	10.63%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 03, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 1,275,341,346
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 10,962,979
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$1,275,341,346
Number of Portfolio Holdings	31
Annual Portfolio Turnover	129%
Total Advisory Fee	$10,962,979

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyfunds.com/funds/cornerstone-midcap or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of September 3, 2025, the Fund adjusted the market capitalization range of what it considers to be a mid-capitalization stock from between $1 billion and $10 billion to between $2 billion and $25 billion.

Updated Prospectus Phone Number	1-800-966-4354
Updated Prospectus Email Address	fundsinfo@hennessyfunds.com
Updated Prospectus Web Address	https://www.hennessyfunds.com/funds/cornerstone-midcap
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Institutional Class
Trading Symbol	HIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ending October 31, 2025, the Fund underperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Industrials, Utilities, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Discretionary, Communication Services, and Materials sectors detracted the most from performance.

•         Stocks that contributed most to performance included Dycom Industries, Inc., UGI Corp., and Brinker International, Inc.

•         Stocks that detracted most from performance included Herc Holdings, Inc, Newell Brands, Inc., and Graphic Packaging Holding Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	2.99%	23.13%	12.30%
Russell Midcap® Index	10.79%	12.33%	10.63%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 03, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 1,275,341,346
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 10,962,979
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$1,275,341,346
Number of Portfolio Holdings	31
Annual Portfolio Turnover	129%
Total Advisory Fee	$10,962,979

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyfunds.com/funds/cornerstone-midcap or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of September 3, 2025, the Fund adjusted the market capitalization range of what it considers to be a mid-capitalization stock from between $1 billion and $10 billion to between $2 billion and $25 billion.

Updated Prospectus Phone Number	1-800-966-4354
Updated Prospectus Email Address	fundsinfo@hennessyfunds.com
Updated Prospectus Web Address	https://www.hennessyfunds.com/funds/cornerstone-midcap
Hennessy Cornerstone Large Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Investor Class
Trading Symbol	HFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.29%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Health Care, Consumer Discretionary, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Staples, Communications Services, and Energy sectors detracted the most from performance.

•         Stocks that contributed most to performance included Jabil, Inc., Williams-Sonoma, Inc., and Caterpillar, Inc.

•         Stocks that detracted most from performance included Booz Allen Hamilton Holdings, GoDaddy, Inc., and Builders FirstSource, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	4.30%	12.70%	9.63%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 134,483,239
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 998,694
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$134,483,239
Number of Portfolio Holdings	50
Annual Portfolio Turnover	46%
Total Advisory Fee	$998,694

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Institutional Class
Trading Symbol	HILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Health Care, Consumer Discretionary, and Financials sectors contributed the most to performance.

•         Holdings in the Consumer Staples, Communications Services, and Energy sectors detracted the most from performance.

•         Stocks that contributed most to performance included Jabil, Inc., Williams-Sonoma, Inc., and Caterpillar, Inc.

•         Stocks that detracted most from performance included Booz Allen Hamilton Holdings, GoDaddy, Inc., and Builders FirstSource, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	4.59%	13.00%	9.93%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 134,483,239
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 998,694
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$134,483,239
Number of Portfolio Holdings	50
Annual Portfolio Turnover	46%
Total Advisory Fee	$998,694

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Investor Class
Trading Symbol	HFCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Financials, Health Care, and Information Technology sectors contributed most to performance.

•         Holdings in the Communication Services sector detracted most from performance.

•         Stocks that contributed most to performance included Citigroup, Inc., HSBC Holdings, PLC, and Toronto-Dominion Bank.

•         Stocks that detracted most from performance included Comcast Corp., United Parcel Service, and Kraft Heinz Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	10.69%	16.52%	9.59%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $10,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 292,601,559
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,122,318
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$292,601,559
Number of Portfolio Holdings	51
Annual Portfolio Turnover	27%
Total Advisory Fee	$2,122,318

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Institutional Class
Trading Symbol	HICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Financials, Health Care, and Information Technology sectors contributed most to performance.

•         Holdings in the Communication Services sector detracted most from performance.

•         Stocks that contributed most to performance included Citigroup, Inc., HSBC Holdings, PLC, and Toronto-Dominion Bank.

•         Stocks that detracted most from performance included Comcast Corp., United Parcel Service, and Kraft Heinz Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	10.93%	16.78%	9.83%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 292,601,559
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,122,318
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$292,601,559
Number of Portfolio Holdings	51
Annual Portfolio Turnover	27%
Total Advisory Fee	$2,122,318

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Total Return Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Total Return Fund
Class Name	Investor Class
Trading Symbol	HDOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$339	3.25%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the 75/25 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

•         Holdings in the Information Technology, Industrials, and Financials sectors contributed the most to performance.

•         Holdings in the Materials sector detracted from performance.

•         Stocks that contributed most to performance included International Business Machines Corporation, Cisco Systems, Inc., and Johnson & Johnson.

•         Stocks that detracted most from performance included Dow, Inc., Merck & Co., Inc., and Procter & Gamble Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Total Return Fund	8.85%	9.24%	6.52%
75/25 Blended DJIA/Treasury Index	13.06%	11.86%	10.32%
Dow Jones Industrial Average	15.84%	14.61%	12.85%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 49,212,669
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 292,196
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$49,212,669
Number of Portfolio Holdings	18
Annual Portfolio Turnover	35%
Total Advisory Fee	$292,196

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Investor Class
Trading Symbol	HEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.63%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected better than expected overall economic growth, de-escalation of trade risks, and less restrictive monetary policy. Headwinds to the Fund’s relative performance included less exposure to growth and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on mitigating downside risk typically results in lower upside participation in rising markets, particularly in double‑digit returns, and greater mitigation of downside risk in declining markets.

Fixed Income: The fixed income performance was driven by two key factors. The primary contributor to performance was sector allocation. The Fund maintained an overweight position in investment grade corporate bonds throughout the period. While investment grade corporate bond spreads tightened by 6 basis points overall, the Fund also benefited from the additional carry provided by these securities relative to U.S. Treasuries, as well as capturing additional value by making strategic adjustments during periods of spread volatility. Security selection also contributed positively to performance, particularly within financial sector holdings. Changes in interest rates throughout the year did not have a material impact on portfolio performance due to maintaining a neutral duration relative to the Fund’s intermediate fixed income mandate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2025
	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	4.35%	6.66%	6.23%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 44,472,952
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 419,452
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$44,472,952
Number of Portfolio Holdings	88
Annual Portfolio Turnover	27%
Total Advisory Fee	$419,452

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Institutional Class
Trading Symbol	HEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected better than expected overall economic growth, de-escalation of trade risks, and less restrictive monetary policy. Headwinds to the Fund’s relative performance included less exposure to growth and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on mitigating downside risk typically results in lower upside participation in rising markets, particularly in double‑digit returns, and greater mitigation of downside risk in declining markets.

Fixed Income: The fixed income performance was driven by two key factors. The primary contributor to performance was sector allocation. The Fund maintained an overweight position in investment grade corporate bonds throughout the period. While investment grade corporate bond spreads tightened by 6 basis points overall, the Fund also benefited from the additional carry provided by these securities relative to U.S. Treasuries, as well as capturing additional value by making strategic adjustments during periods of spread volatility. Security selection also contributed positively to performance, particularly within financial sector holdings. Changes in interest rates throughout the year did not have a material impact on portfolio performance due to maintaining a neutral duration relative to the Fund’s intermediate fixed income mandate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2025
	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	4.74%	7.05%	6.63%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 44,472,952
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 419,452
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$44,472,952
Number of Portfolio Holdings	88
Annual Portfolio Turnover	27%
Total Advisory Fee	$419,452

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Balanced Fund
Class Name	Investor Class
Trading Symbol	HBFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.88%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed both the 50/50 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

•         Holdings in the Information Technology, Financials and Health Care sectors contributed the most to performance.

•         Holdings in the Materials sector detracted from performance.

•         Stocks that contributed most to performance included International Business Machines Corporation, Cisco Systems, Inc., and Johnson & Johnson.

•         Stocks that detracted most from performance included Dow, Inc., Merck & Co., Inc., and Procter & Gamble Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Balanced Fund	6.00%	6.06%	4.57%
50/50 Blended DJIA/Treasury Index	10.22%	8.68%	7.61%
Dow Jones Industrial Average	15.84%	14.61%	12.85%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 13,039,289
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 77,235
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$13,039,289
Number of Portfolio Holdings	17
Annual Portfolio Turnover	39%
Total Advisory Fee	$77,235

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Energy Transition Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Investor Class
Trading Symbol	HNRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$270	2.53%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the S&P 500® Energy Index (the Fund’s primary benchmark) and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in natural gas-oriented Exploration and Production companies and Oilfield Services companies contributed the most to performance.

•         Holdings in Integrated companies, Materials companies, and Midstream companies detracted the most from performance.

•         Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., National Fuel Gas Corp., and EQT Corp.

•         Stocks that detracted most from performance included Chevron Corp., Freeport McMoran, Inc. and The Williams Companies., Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	13.11%	30.67%	7.41%
S&P 500® Energy Index	2.44%	30.48%	6.90%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 13,101,499
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 185,001
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$13,101,499
Number of Portfolio Holdings	24
Annual Portfolio Turnover	33%
Total Advisory Fee	$185,001

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) For presentation purposes, the Fund uses custom categories.
Hennessy Energy Transition Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Institutional Class
Trading Symbol	HNRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.20%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the S&P 500® Energy Index (the Fund’s primary benchmark) and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in natural gas-oriented Exploration and Production companies and Oilfield Services companies contributed the most to performance.

•         Holdings in Integrated companies, Materials companies, and Midstream companies detracted the most from performance.

•         Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., National Fuel Gas Corp., and EQT Corp.

•         Stocks that detracted most from performance included Chevron Corp., Freeport McMoran, Inc. and The Williams Companies., Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	13.46%	31.09%	7.73%
S&P 500® Energy Index	2.44%	30.48%	6.90%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 13,101,499
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 185,001
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$13,101,499
Number of Portfolio Holdings	24
Annual Portfolio Turnover	33%
Total Advisory Fee	$185,001

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Investor Class
Trading Symbol	HMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Alerian US Midstream Energy Index (the Fund’s primary benchmark)¹ and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in Natural Gas Gathering and Processing companies structured as C-corp. companies contributed the most to performance.

•         Holdings in the Natural Gas Gathering and Processing, Natural Gas Liquid Transportation-oriented C-corp. structured companies, as well as Crude Oil and Refined Product Logistics-oriented companies structured as master limited partnerships (“MLPs”), detracted the most from performance.

•         Stocks that contributed most to performance included EQT Corporation, EnLink Midstream, LLC., and Antero Midstream Corporation.

•         Stocks that detracted most from performance included ONEOK, Inc., Targa Resources Corporation and MPLX, LP.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	6.91%¹	28.00%	5.82%
Alerian US Midstream Energy Index	6.33%	32.56%	10.03%
S&P 500® Index	21.45%	17.64%	14.64%
¹	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Investor Class NAV from $11.87 to $11.39 as of October 31, 2024, and $11.28 to $11.23 as of October 31, 2025.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 70,669,231
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 857,182
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$70,669,231
Number of Portfolio Holdings	16
Annual Portfolio Turnover	6%
Total Advisory Fee	$857,182

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Institutional Class
Trading Symbol	HMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Alerian US Midstream Energy Index (the Fund’s primary benchmark)¹ and underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in Natural Gas Gathering and Processing companies structured as C-corp. companies contributed the most to performance.

•         Holdings in the Natural Gas Gathering and Processing, Natural Gas Liquid Transportation-oriented C-corp. structured companies, as well as Crude Oil and Refined Product Logistics-oriented companies structured as master limited partnerships (“MLPs”), detracted the most from performance.

•         Stocks that contributed most to performance included EQT Corporation, EnLink Midstream, LLC., and Antero Midstream Corporation.

•         Stocks that detracted most from performance included ONEOK, Inc., Targa Resources Corporation and MPLX, LP.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	7.01%¹	28.29%	6.08%
Alerian US Midstream Energy Index	6.33%	32.56%	10.03%
S&P 500® Index	21.45%	17.64%	14.64%
¹	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Institutional Class NAV from $12.43 to $11.95 as of October 31, 2024, and $11.89 to $11.84 as of October 31, 2025.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 70,669,231
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 857,182
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$70,669,231
Number of Portfolio Holdings	16
Annual Portfolio Turnover	6%
Total Advisory Fee	$857,182

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) For presentation purposes, the Fund uses custom categories.
Hennessy Gas Utility Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Investor Class
Trading Symbol	GASFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund slightly underperformed the AGA Stock Index (the Fund’s primary benchmark) while significantly underperforming the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Multi-Utilities and Gas Utilities industries contributed the most to performance.

•         Stocks that contributed the most to performance included EQT Corp., Enbridge, Inc., and ONEOK, Inc.

•         Stocks that detracted the most from performance included The Williams Companies, Inc., PG&E Corporation, and New Jersey Resources Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	12.15%	12.89%	7.97%
AGA Stock Index	12.44%	13.68%	9.03%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 493,349,929
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 1,998,794
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$493,349,929
Number of Portfolio Holdings	48
Annual Portfolio Turnover	26%
Total Advisory Fee	$1,998,794

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Gas Utility Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Institutional Class
Trading Symbol	HGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund slightly outperformed the AGA Stock Index (the Fund’s primary benchmark) and significantly underperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Multi-Utilities and Gas Utilities industries contributed the most to performance.

•         Stocks that contributed the most to performance included EQT Corp., Enbridge, Inc., and ONEOK, Inc.

•         Stocks that detracted the most from performance included The Williams Companies, Inc., PG&E Corporation, and New Jersey Resources Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	12.48%	13.24%	8.27%
AGA Stock Index	12.44%	13.68%	9.03%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 493,349,929
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 1,998,794
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$493,349,929
Number of Portfolio Holdings	48
Annual Portfolio Turnover	26%
Total Advisory Fee	$1,998,794

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Investor Class
Trading Symbol	HJPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.40%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund underperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund’s underperformance reflected both stock-specific challenges and sentiment-driven headwinds linked to geopolitical and policy developments.

•         Japan’s equity market advanced as yen weakness and sustained foreign inflows lifted exporters and domestically cyclical sectors, areas where the portfolio has limited exposure. The focus on non-manufacturing and differentiated manufacturing businesses provided structural resilience but led to near-term underperformance versus lower-quality domestic names that benefited from policy-driven rallies.

•         President Trump’s renewed tariff rhetoric negatively impacted sentiment toward globally exposed Japanese companies, even though the portfolio’s businesses faced minimal direct risk.

•         Seven & i Holdings Co., Ltd. lagged due to subdued same-store sales trends in Japan and the US. However, the stock appears to us to be significantly undervalued while the new CEO is taking steps in the right direction in its global convenience store portfolio.

•         Recruit Holdings Co., Ltd. faced earnings pressure in its HR Technology segment from softer U.S. demand.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Fund	18.97%	5.17%	8.64%
Russell/Nomura Total Market™ Index	25.75%	10.19%	7.97%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 456,415,327
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 3,370,377
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$456,415,327
Number of Portfolio Holdings	29
Annual Portfolio Turnover	16%
Total Advisory Fee	$3,370,377

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Institutional Class
Trading Symbol	HJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund underperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund’s underperformance reflected both stock-specific challenges and sentiment-driven headwinds linked to geopolitical and policy developments.

•         Japan’s equity market advanced as yen weakness and sustained foreign inflows lifted exporters and domestically cyclical sectors, areas where the portfolio has limited exposure. The focus on non-manufacturing and differentiated manufacturing businesses provided structural resilience but led to near-term underperformance versus lower-quality domestic names that benefited from policy-driven rallies.

•         President Trump’s renewed tariff rhetoric negatively impacted sentiment toward globally exposed Japanese companies, even though the portfolio’s businesses faced minimal direct risk.

•         Seven & i Holdings Co., Ltd. lagged due to subdued same-store sales trends in Japan and the US. However, the stock appears to us to be significantly undervalued while the new CEO is taking steps in the right direction in its global convenience store portfolio.

•         Recruit Holdings Co., Ltd. faced earnings pressure in its HR Technology segment from softer U.S. demand.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Fund	19.41%	5.57%	9.06%
Russell/Nomura Total Market™ Index	25.75%	10.19%	7.97%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 456,415,327
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 3,370,377
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$456,415,327
Number of Portfolio Holdings	29
Annual Portfolio Turnover	16%
Total Advisory Fee	$3,370,377

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Investor Class
Trading Symbol	HJPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.49%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund outperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund delivered positive performance, supported by favorable conditions for Japanese small-cap stocks, such as limited currency and tariff impact, broader governance reforms, and attractive valuations. Within this environment, holdings in domestic demand-oriented companies with strong earnings and firms advancing governance reforms contributed meaningfully to returns, while certain healthcare names faced headwinds from external conditions.

•         Penta-Ocean Construction Co., Ltd., a marine civil engineering firm, was the top contributor as its profitability recovered with the completion of unprofitable COVID-era projects and improved margins on new orders, driving strong share gains.

•         Tsukishima Holdings Co., Ltd., a specialist in wastewater treatment facilities, also added value, supported by infrastructure renewal demand and enhanced capital policies, including increased shareholder returns, which led to a significant stock re-rating.

•         PeptiDream Inc., a biotech venture that has partnered with major pharmaceutical firms, detracted due to short-term concerns over the lack of new licensing announcements, which weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	32.67%	7.45%	9.46%
Russell/Nomura Small Cap™ Index	23.63%	6.88%	6.81%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 129,470,333
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 967,985
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$129,470,333
Number of Portfolio Holdings	66
Annual Portfolio Turnover	45%
Total Advisory Fee	$967,985

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Institutional Class
Trading Symbol	HJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one‑year period ended October 31, 2025, the Fund outperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

•         The Fund delivered positive performance, supported by favorable conditions for Japanese small-cap stocks, such as limited currency and tariff impact, broader governance reforms, and attractive valuations. Within this environment, holdings in domestic demand-oriented companies with strong earnings and firms advancing governance reforms contributed meaningfully to returns, while certain healthcare names faced headwinds from external conditions.

•         Penta-Ocean Construction Co., Ltd., a marine civil engineering firm, was the top contributor as its profitability recovered with the completion of unprofitable COVID-era projects and improved margins on new orders, driving strong share gains.

•         Tsukishima Holdings Co., Ltd., a specialist in wastewater treatment facilities, also added value, supported by infrastructure renewal demand and enhanced capital policies, including increased shareholder returns, which led to a significant stock re-rating.

•         PeptiDream Inc., a biotech venture that has partnered with major pharmaceutical firms, detracted due to short-term concerns over the lack of new licensing announcements, which weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	33.21%	7.88%	9.87%
Russell/Nomura Small Cap™ Index	23.63%	6.88%	6.81%
Tokyo Stock Price Index (TOPIX)	25.28%	10.07%	7.79%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 129,470,333
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 967,985
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$129,470,333
Number of Portfolio Holdings	66
Annual Portfolio Turnover	45%
Total Advisory Fee	$967,985

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HLFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$215	1.88%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund significantly outperformed both the Russell 1000® Index Financials (the Fund’s primary benchmark) and the Russell 1000® Index.

Factors Influencing Performance

•         Holdings in the Investment Banking and Brokerage and Financial Exchanges and Data sub-industries contributed the most to performance.

•         Holdings in the Transaction and Payment Processing Services sub-industry detracted the most from performance.

•         Stocks that contributed the most to performance included Robinhood Markets, Inc., Coinbase Global, Inc., and Citigroup, Inc.

•         Stocks that detracted the most from performance included Etoro Group, Ltd., Capital One Financial Corporation, and Synchrony Financial.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	29.07%	12.66%	10.18%
Russell 1000® Index Financials	16.83%	20.49%	14.34%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 32,520,586
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 278,706
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$32,520,586
Number of Portfolio Holdings	31
Annual Portfolio Turnover	48%
Total Advisory Fee	$278,706

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$178	1.55%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund significantly outperformed both the Russell 1000® Index Financials (the Fund’s primary benchmark) and the Russell 1000® Index.

Factors Influencing Performance

•         Holdings in the Investment Banking and Brokerage and Financial Exchanges and Data sub-industries contributed the most to performance.

•         Holdings in the Transaction and Payment Processing Services sub-industry detracted the most from performance.

•         Stocks that contributed the most to performance included Robinhood Markets, Inc., Coinbase Global, Inc., and Citigroup, Inc.

•         Stocks that detracted the most from performance included Etoro Group, Ltd., Capital One Financial Corporation, and Synchrony Financial.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	29.50%	13.05%	10.57%
Russell 1000® Index Financials	16.83%	20.49%	14.34%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 32,520,586
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 278,706
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$32,520,586
Number of Portfolio Holdings	31
Annual Portfolio Turnover	48%
Total Advisory Fee	$278,706

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and underperformed the Russell 2000® Index.

Factors Influencing Performance

•         Holdings in the Regional Banks sub-industry contributed the most to performance.

•         Stocks that contributed the most to performance included Western New England Bancorp, Inc., Customers Bancorp, Inc., and Hingham Institute for Savings.

•         Stocks that detracted the most from performance included Eagle Bancorp, Inc. and Midland States Bancorp, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	5.83%	14.49%	7.65%
Russell 2000® Index Financials	5.09%	12.74%	8.13%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 67,457,635
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 669,597
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$67,457,635
Number of Portfolio Holdings	28
Annual Portfolio Turnover	35%
Total Advisory Fee	$669,597

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund outperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and underperformed the Russell 2000® Index.

Factors Influencing Performance

•         Holdings in the Regional Banks sub-industry contributed the most to performance.

•         Stocks that contributed the most to performance included Western New England Bancorp, Inc., Customers Bancorp, Inc., and Hingham Institute for Savings.

•         Stocks that detracted the most from performance included Eagle Bancorp, Inc. and Midland States Bancorp, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	6.19%	14.88%	8.03%
Russell 2000® Index Financials	5.09%	12.74%	8.13%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 67,457,635
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 669,597
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$67,457,635
Number of Portfolio Holdings	28
Annual Portfolio Turnover	35%
Total Advisory Fee	$669,597

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Investor Class
Trading Symbol	HTECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the Nasdaq Composite Index (the Fund’s primary benchmark) and outperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Semiconductors, Software, and Electronic Equipment industries contributed the most to performance.

•         Holdings in the IT Services, Broadline Retail, and Interactive Media industries detracted the most from performance.

•         Stocks that contributed the most to performance included Interdigital, Inc., Pure Storage, Inc., and Lam Research Corp.

•         Stocks that detracted the most from performance included Bumble, Inc., DXC Technology Company, and Teradata Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Technology Fund	25.78%	15.11%	13.34%
Nasdaq Composite Index	31.99%	17.68%	17.80%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 8,503,299
Holdings Count | Holdings	61
Advisory Fees Paid, Amount		[1]
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$8,503,299
Number of Portfolio Holdings	61
Annual Portfolio Turnover	99%
Total Advisory Fee*	$-
*	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Institutional Class
Trading Symbol	HTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the Nasdaq Composite Index (the Fund’s primary benchmark) and outperformed the S&P 500® Index.

Factors Influencing Performance

•         Holdings in the Semiconductors, Software, and Electronic Equipment industries contributed the most to performance.

•         Holdings in the IT Services, Broadline Retail, and Interactive Media industries detracted the most from performance.

•         Stocks that contributed the most to performance included Interdigital, Inc., Pure Storage, Inc., and Lam Research Corp.

•         Stocks that detracted the most from performance included Bumble, Inc., DXC Technology Company, and Teradata Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2025

	1 Year	5 Year	10 Year
Hennessy Technology Fund	26.07%	15.40%	13.64%
Nasdaq Composite Index	31.99%	17.68%	17.80%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. The graph above illustrates the performance of an initial investment of $250,000 in the Fund 10 years ago compared with the performance of the indices shown. Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unlike the Fund, indices are not subject to fees and other expenses. Investors cannot invest directly in any index. These indices are used for comparative purposes in accordance with Securities and Exchange Commission regulations. Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyfunds.com/.
Net Assets	$ 8,503,299
Holdings Count | Holdings	61
Advisory Fees Paid, Amount		[2]
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$8,503,299
Number of Portfolio Holdings	61
Annual Portfolio Turnover	99%
Total Advisory Fee*	$-
*	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Sustainable ETF
Shareholder Report [Line Items]
Fund Name	Hennessy Sustainable ETF
Class Name	Hennessy Sustainable ETF
Trading Symbol	STNC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyetfs.com/etfs/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hennessy Sustainable ETF	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2025, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

The Fund faced headwinds during the past fiscal year as the largest contributors to the S&P 500® Index were mega-cap technology stocks, including NVIDIA Corporation, Alphabet, Inc., Broadcom, Inc., Microsoft, Inc., Apple, Inc., Tesla, Inc. and Amazon, Inc. These seven stocks accounted for 13% of the 21.45% return of the S&P 500® Index. In contrast, the total return of the S&P 500® Equal Weight Index, which was 8.55% over the same period, was far closer to the Fund’s return, demonstrating that the Fund’s underperformance to its benchmark was largely a function of its weighting scheme rather than security selection. This environment of a small number of mega-cap stocks having an outsized impact on returns is challenging for the Fund because the Fund will by construction be underweight many of the aforementioned companies due to its targeted maximum position size in a single security of 3.5%. Another challenge for the Fund is that its risk management process forces it to avoid highly correlated stocks such as mega-cap technology stocks in order to manage downside risk. An environment where highly correlated large benchmark stocks outperform is a recipe for underperformance in the Fund. Finally, both Amazon, Inc. and Tesla, Inc. are not in the Fund’s investable universe due to the Fund’s sustainability criteria.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2025
	1 Year	Since Inception (03/15/2021)
Hennessy Sustainable ETF - NAV	7.77%	6.47%
S&P 500® Index	21.45%	14.14%

Performance Inception Date	Mar. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 12, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month end may be obtained by visiting https://www.hennessyetfs.com/.
Net Assets	$ 93,964,753
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 809,180
Investment Company, Portfolio Turnover	275.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$93,964,753
Number of Portfolio Holdings	43
Annual Portfolio Turnover	275%
Total Advisory Fee	$809,180

Holdings [Text Block]	Sector Breakdown (% of net assets) (as of October 31, 2025) Sector sub-classifications may differ from those utilized for compliance purposes.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 2, 2026, at https://www.hennessyetfs.com/etfs/regulatory-documents or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

Effective as of May 12, 2025, the name of the Fund changed from the Hennessy Stance ESG ETF to the Hennessy Sustainable ETF.

Also effective on May 12, 2025, the Fund’s structure changed from a “semi-transparent” ETF, which meant it did not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF, which means it discloses all its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended.

Material Fund Change Name [Text Block]	Effective as of May 12, 2025, the name of the Fund changed from the Hennessy Stance ESG ETF to the Hennessy Sustainable ETF.
Updated Prospectus Phone Number	1-800-966-4354
Updated Prospectus Email Address	fundsinfo@hennessyfunds.com
Updated Prospectus Web Address	https://www.hennessyetfs.com/etfs/regulatory-documents

[1]	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.
[2]	The Fund's investment advisor waived 100% of its advisory fees and reimbursed the Fund for additional expenses in accordance with the expense limitation agreement between the investment advisor and the Fund.